Accrued Expenses and Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued Expenses and Other Current Liabilities [Line Items]
Accrued professional fees	$ 2,050	$ 2,933	$ 6,765
Accrued payroll and related expenses	4,583	4,581	3,479
Accrued income taxes	1,696	767	16
Accrued non-income taxes			436
Accrued insurance expense	983	455	120
Other	2,386	3,028	1,566
Total	$ 11,698	$ 11,764	$ 12,382